Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit/ (Loss) before tax		₨ 166,074	$ 2,271	₨ (68,777)	₨ 117,730
Indian statutory income tax rate		34.94%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate		₨ 58,034	$ 794	₨ (24,033)	₨ 41,140
Disallowable expenses		1,278	17	1,883	2,423
Non-taxable income		(1,227)	(17)	(1,406)	(1,917)
Tax holidays and similar exemptions (Refer note below)		(7,710)	(105)	(4,934)	(8,076)
Effect of tax rates differences of subsidiaries operating at other rates		(3,625)	(50)	(581)	(1,277)
Tax on distributable reserve of/ dividend from subsidiary		8,690	119	19,532	11,018
Unrecognised tax assets (Net)	[1]	(31,932)	(437)	(713)	(2,135)
Change in deferred tax balances due to change in tax law	[2]	(3,125)	(43)	(17,760)
Capital Gains/ Other Income subject to lower tax rate		(1,756)	(24)	(2,733)	(1,711)
Credit in respect of earlier years		(41)	(1)	(26)	(75)
Other permanent differences		498	8	4,094	2,111
Total income tax expense / (credit)		₨ 19,084	$ 261	₨ (26,677)	₨ 41,501

[1]	In June 2018, the Company acquired majority stake in ESL Steel Limited (“ESL”), which has since been focusing on operational turnaround. Based on management’s estimate of future outlook, financial projections and requirements of IFRS 12 – Income taxes, ESL has recognized deferred tax assets of ₹ 31,823 million (US$ 435 million) during the year ended March 31, 2021.
[2]	Deferred tax charge for the year ended March 31,2020 includes deferred tax credit of ₹ 16,512 million on remeasurement of deferred tax balances as at March 31, 2019. Also refer note 3(c)(I)(ix).